Trade and other payables: amounts falling due within one year (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2024	2023
	£m	£m
Trade payables	10,637	10,826
Contingent consideration liabilities	57	73
Liabilities in respect of put option agreements with vendors	1	14
Fair value of derivatives	32	1
Other payables and accruals[1]	2,329	2,409
	13,056	13,323
Note
[1] This balance includes media rebates, staff costs, indirect taxes payable and other individually not material items.
The following are included in trade and other payables falling due after more than one year:

	2024	2023
	£m	£m
Contingent consideration liabilities	76	126
Liabilities in respect of put option agreements with vendors	66	90
Fair value of derivatives	25	1
Other payables and accruals	62	66
	229	283